Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2020

FEG-QTLY-1020
1.805759.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.4%
Entertainment - 2.9%
Electronic Arts, Inc. (a)	234,283	$32,675
Take-Two Interactive Software, Inc. (a)	379,700	65,001
		97,676
Interactive Media & Services - 1.5%
Match Group, Inc. (a)	439,800	49,117

TOTAL COMMUNICATION SERVICES		146,793

CONSUMER DISCRETIONARY - 8.8%
Distributors - 1.2%
Pool Corp.	120,900	39,636
Diversified Consumer Services - 0.3%
Service Corp. International	265,900	12,138
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	55,900	22,861
Household Durables - 0.6%
D.R. Horton, Inc.	114,500	8,172
Lennar Corp. Class A	66,100	4,946
NVR, Inc. (a)	1,650	6,878
		19,996
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	565,300	30,967
Multiline Retail - 2.0%
Dollar General Corp.	327,200	66,055
Specialty Retail - 3.1%
AutoZone, Inc. (a)	38,500	46,058
Best Buy Co., Inc.	268,000	29,724
O'Reilly Automotive, Inc. (a)	60,700	28,264
		104,046

TOTAL CONSUMER DISCRETIONARY		295,699

CONSUMER STAPLES - 5.7%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	409,495	29,963
Food & Staples Retailing - 0.7%
Grocery Outlet Holding Corp. (a)	20,000	823
Kroger Co.	644,000	22,978
		23,801
Food Products - 0.9%
The Hershey Co.	200,100	29,743
Household Products - 2.8%
Church & Dwight Co., Inc.	508,576	48,737
Clorox Co.	137,200	30,664
Reynolds Consumer Products, Inc.	460,000	15,286
		94,687
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	335,600	6,524
Estee Lauder Companies, Inc. Class A	28,000	6,208
		12,732

TOTAL CONSUMER STAPLES		190,926

FINANCIALS - 7.0%
Capital Markets - 5.3%
E*TRADE Financial Corp.	302,000	16,338
MarketAxess Holdings, Inc.	92,000	44,706
Moody's Corp.	73,000	21,509
MSCI, Inc.	209,800	78,312
S&P Global, Inc.	42,000	15,390
Tradeweb Markets, Inc. Class A	14,418	826
		177,081
Insurance - 1.7%
Arthur J. Gallagher & Co.	158,200	16,658
Primerica, Inc.	139,629	17,433
Progressive Corp.	132,120	12,557
RenaissanceRe Holdings Ltd.	54,870	10,082
		56,730

TOTAL FINANCIALS		233,811

HEALTH CARE - 20.8%
Biotechnology - 0.8%
Sarepta Therapeutics, Inc. (a)	176,861	25,896
Health Care Equipment & Supplies - 11.8%
DexCom, Inc. (a)	202,100	85,975
Edwards Lifesciences Corp. (a)	165,000	14,164
Hologic, Inc. (a)	513,300	30,654
IDEXX Laboratories, Inc. (a)	71,000	27,765
Intuitive Surgical, Inc. (a)	14,000	10,232
Masimo Corp. (a)	163,242	36,566
Quidel Corp. (a)	128,900	22,681
ResMed, Inc.	501,000	90,567
Teleflex, Inc.	36,327	14,275
West Pharmaceutical Services, Inc.	214,214	60,828
		393,707
Health Care Providers & Services - 1.8%
Centene Corp. (a)	895,007	54,882
Laboratory Corp. of America Holdings (a)	28,500	5,009
		59,891
Health Care Technology - 1.8%
Veeva Systems, Inc. Class A (a)	214,000	60,406
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	225,000	49,264
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)	41,900	682
Mettler-Toledo International, Inc. (a)	61,500	59,703
WuXi AppTec Co. Ltd. (H Shares) (b)	111,700	1,651
		111,300
Pharmaceuticals - 1.3%
Horizon Therapeutics PLC (a)	331,500	24,902
Royalty Pharma PLC	438,398	18,141
		43,043

TOTAL HEALTH CARE		694,243

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.2%
HEICO Corp. Class A	111,700	9,984
TransDigm Group, Inc.	62,000	30,980
		40,964
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	131,100	12,887
Airlines - 0.6%
Southwest Airlines Co.	488,300	18,350
Building Products - 1.9%
Carrier Global Corp.	870,440	25,983
Fortune Brands Home & Security, Inc.	151,872	12,769
The AZEK Co., Inc.	467,200	18,445
Trex Co., Inc. (a)	44,700	6,682
		63,879
Commercial Services & Supplies - 3.2%
Cintas Corp.	194,000	64,649
Copart, Inc. (a)	420,000	43,394
		108,043
Electrical Equipment - 1.6%
AMETEK, Inc.	207,000	20,845
Rockwell Automation, Inc.	143,000	32,966
		53,811
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	38,000	16,233
Machinery - 2.6%
IDEX Corp.	129,000	23,250
Nordson Corp.	101,000	18,835
Otis Worldwide Corp.	367,500	23,116
Toro Co.	294,000	22,132
		87,333
Professional Services - 2.6%
CoStar Group, Inc. (a)	23,000	19,518
Dun & Bradstreet Holdings, Inc. (a)	333,858	8,467
IHS Markit Ltd.	302,800	24,200
Verisk Analytics, Inc.	190,000	35,467
		87,652
Road & Rail - 1.1%
Old Dominion Freight Lines, Inc.	183,300	37,060

TOTAL INDUSTRIALS		526,212

INFORMATION TECHNOLOGY - 34.0%
Electronic Equipment & Components - 3.5%
Amphenol Corp. Class A	433,800	47,631
Keysight Technologies, Inc. (a)	349,694	34,452
Zebra Technologies Corp. Class A (a)	123,000	35,243
		117,326
IT Services - 8.0%
Adyen BV (a)(b)	1,394	2,350
Black Knight, Inc. (a)	260,815	21,935
Booz Allen Hamilton Holding Corp. Class A	467,700	41,186
EPAM Systems, Inc. (a)	177,200	57,962
Fiserv, Inc. (a)	33,400	3,326
Global Payments, Inc.	60,500	10,686
Okta, Inc. (a)	141,400	30,453
Rackspace Technology, Inc. (a)	24,200	517
Twilio, Inc. Class A (a)	118,200	31,886
VeriSign, Inc. (a)	312,700	67,168
		267,469
Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc.	86,200	10,075
Broadcom, Inc.	23,500	8,158
Entegris, Inc.	574,000	38,395
KLA-Tencor Corp.	325,400	66,753
Lam Research Corp.	128,200	43,119
NXP Semiconductors NV	106,700	13,419
Skyworks Solutions, Inc.	89,300	12,935
SolarEdge Technologies, Inc. (a)	39,713	8,783
		201,637
Software - 16.5%
Adobe, Inc. (a)	28,300	14,529
ANSYS, Inc. (a)	165,600	56,140
Atlassian Corp. PLC (a)(c)	210,000	40,270
Cadence Design Systems, Inc. (a)	614,536	68,158
Coupa Software, Inc. (a)(c)	84,900	27,825
Duck Creek Technologies, Inc. (a)	3,600	140
Dynatrace, Inc.	522,900	23,128
Fair Isaac Corp. (a)	59,100	24,869
Five9, Inc. (a)	223,219	28,447
Fortinet, Inc. (a)	457,100	60,339
Intuit, Inc.	29,000	10,016
Paycom Software, Inc. (a)	119,697	35,844
RingCentral, Inc. (a)	202,100	58,765
Slack Technologies, Inc. Class A (a)(c)	400,000	13,136
Synopsys, Inc. (a)	188,500	41,715
The Trade Desk, Inc. (a)	97,644	46,996
		550,317

TOTAL INFORMATION TECHNOLOGY		1,136,749

MATERIALS - 0.4%
Chemicals - 0.4%
Sherwin-Williams Co.	19,012	12,758
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
CoreSite Realty Corp.	40,131	4,914
Equity Lifestyle Properties, Inc.	465,000	30,825
SBA Communications Corp. Class A	120,000	36,728
		72,467
TOTAL COMMON STOCKS
(Cost $2,091,265)		3,309,658

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.12% (d)	89,870,170	89,888
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	30,171,157	30,174
TOTAL MONEY MARKET FUNDS
(Cost $120,060)		120,062
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,211,325)		3,429,720
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(86,630)
NET ASSETS - 100%		$3,343,090

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,683,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$305
Fidelity Securities Lending Cash Central Fund	58
Total	$363

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.